LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long Term Prepayment Deposits and Other Assets [Abstract]
Useful life of the entertainment	Over 10 years or the respective estimated useful life of the entertainment show, whichever is shorter.
Provision for value-added tax receivables	$ 30,254	$ 0	$ 0
Accounts receivables reclassified from (to) long-term receivables	5,111	(8,642)	(17,691)
Reclassified from (to) long-term receivables, net	$ 3,993	$ (4,527)	$ (13,680)